Financing (FY)- Schedule of Maturities of Long-Term Debt (Details) $ in Millions	Dec. 31, 2016 USD ($)
Debt Disclosure [Abstract]
Maturities of long-term debt, 2017	$ 725.0
Maturities of long-term debt, 2018	1,206.4
Maturities of long-term debt, 2019	2,537.4
Maturities of long-term debt, 2020	1,475.0
Maturities of long-term debt, 2021	1,750.0
Maturities of long-term debt,, thereafter	7,948.7
Maturities of long-term debt, total	$ 15,642.5